Earnings Per Share Dividends	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Earnings Per Share Dividends
42.	EARNINGS PER SHARE - DIVIDENDS
Basic earnings per share were calculated by dividing net profit attributable to common shareholders of the Bank by the weighted average number of common shares outstanding during the fiscal year.
In calculating the weighted average of outstanding common shares, the number of shares at the beginning of the fiscal year is adjusted, if applicable, by the number of common shares issued or withdrawn during the fiscal year, weighted by the number of days those shares have been outstanding. Note 41 provides a breakdown of the changes in the Bank’s capital stock.

The following table reflects the income and shares data used in the basic earnings per share:

Items	12/31/2024	12/31/2023	12/31/2022
Net income for the fiscal year attributable to controlling interests	325,502,107	1,267,458,712	276,451,498
Plus: Potential dilutive effect inherent to common shares (1)
Net income for the fiscal year attributable to controlling interests adjusted for dilution	325,502,107	1,267,458,712	276,451,498
Weighted average of outstanding common shares of the fiscal year	639,413	639,413	639,413
Plus: Weighted average of additional common shares with dilutive effects
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	639,413	639,413	639,413

Basic earnings per share (in pesos)	509.0639	1,982.2223	432.3520

(1)	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.
Dividends paid and proposed
The Shareholders’ Meeting held on April 29, 2022, resolved to distribute cash dividends and/or dividends in kind, in this last case, measured at market value for an amount of 14,187,873 (not restated), representing 22.18 pesos per share, subject to prior authorization from the BCRA which, added to the dividends still to be paid because they exceeded the abovementioned limit, amounted to 21,016,844 (not restated) and were recorded in a “Reserve for dividends pending authorization from the BCRA”. Through Communiqué “A” 7719 issued on March 9, 2023, the BCRA established that from April 1, 2023 up to December 31, 2023, financial institutions which have the BCRA’s authorization, will be allowed to distribute up to 40% of the amount of earnings that should have been distributed if the “Earnings distribution” rules had been applied, in six
equal, monthly and consecutive installments.
The Shareholders’ Meeting held on April 25, 2023, decided to distribute cash dividends and/or dividends in kind, in this last case, measured at market value for an amount of 75,040,918 (not restated), representing 117.36 pesos per share, subject to prior authorization from the BCRA. On May 12, 2023 the BCRA authorized the dividends distribution, which were paid during the fiscal year ended December 31, 2023 according to the installment schedule.
On September 29, 2023, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends for an amount of 440,000 (not restated).
Through Communiqué “A” 7984 issued on March 21, 2024 the BCRA established that up to December 31, 2024, financial institutions which have the BCRA’s authorization will be allowed to distribute up to 60% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, in six equal, monthly and consecutive installments. The amount of each dividend installment will be paid in homogeneous currency on each payment date.
The Shareholders’ Meeting held on April 12, 2024, approved to distribute cash dividends and/or dividends in kind, in this case measured at market value, for an amount of 294,130,168 (not restated), representing 460.00 pesos per share, subject to prior BCRA authorization. On May 6, 2024, the BCRA authorized this earnings distribution.
On the other hand, according to Communiqué “A” 7997 issued on April 30, 2024, the BCRA established that financial institutions which have the BCRA’s authorization will be allowed to distribute earnings in three equal, monthly and consecutive installments. Additionally, financial institutions must grant the option to each non-resident shareholder to receive their dividends –totally or partially– in a single cash installment as long as those funds are applied directly to the primary subscription of Bonds for the reconstruction of a free Argentina (BOPREAL, for its acronym in Spanish) in accordance with current exchange regulations. As of December 31, 2024, installments 1, 2 and 3 have been paid for an amount of 161,784,356, 168,541,001 and 176,255,234 (amounts stated in constant currency of each payment date), respectively.

Additionally, the Shareholders’ Meeting held on April 4, 2025, decided to distribute an amount of 300,000,000 (in constant currency as of December 31, 2024) to pay a cash dividend and/or a dividend in kind, representing 469.18 pesos per share, prior BCRA authorization. Pursuant to the provisions of Communique “A” 8214 issued on March 13, 2025, earning distribution shall be paid in ten equal, monthly and consecutive installments (starting from June 30, 2025, and no earlier than the second-to-last business day of the following months). The amount of each dividend installments shall be paid in constant currency as of each payment date. See also Note 51.